BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Policies)	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT EVENTS
Use of Estimates

    The preparation of financial statements requires the application of accounting policies that often involve a significant degree of judgment. AIG considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

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  estimates with respect to income taxes, including the recoverability of the deferred tax assets and the predictability of future tax planning strategies and operating profitability of the character necessary for their realization;

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  recoverability of assets, including deferred policy acquisition costs (DAC), flight equipment, and reinsurance;

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  insurance liabilities, including general insurance unpaid claims and claims adjustment expenses and future policy benefits for life and accident and health contracts;

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  estimated gross profits for investment-oriented products;

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  impairment charges, including other-than-temporary impairments on financial instruments and goodwill impairments;

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  liabilities for legal contingencies; and

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  fair value measurements of certain financial assets and liabilities, including credit default swaps (CDS) and AIG's economic interest in Maiden Lane II LLC (ML II) and equity interest in Maiden Lane III LLC (ML III) (together, the Maiden Lane Interests).

    These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, AIG's consolidated financial condition, results of operations and cash flows could be materially affected.

Reclassifications and Segment Changes

    Prior period amounts were reclassified to conform to the current period presentation for the following items.

    Due to changes in the relative composition of AIG's remaining continuing operations as a result of the substantial completion of AIG's asset disposition plan, AIG began presenting separately the following line items on its Consolidated Statement of Operations beginning in 2011:

Current line item:	Previously included in line item:

Policy fees(a)	Premiums and other considerations
Aircraft leasing revenues and Aircraft leasing expenses, respectively	Other income and Other expenses, respectively
Interest credited to policyholder account balances(b)	Policyholder benefits and claims incurred
Amortization of deferred acquisition costs	Policy acquisition and other insurance expenses

(a)
Represents fees recognized from universal life and investment-type products, consisting of policy charges for the cost of insurance, policy administration charges, amortization of unearned revenue reserves and surrender charges.

(b)
Represents interest on account-value-based policyholder deposits, consisting of amounts credited on non-equity-indexed account values, accretion to the host contract for equity indexed products, and net amortization of sales inducements.

    On January 1, 2012, AIG retrospectively adopted an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. See Note 2(v) herein for discussion of revisions to the consolidated financial statements.

    In order to align financial reporting with the manner in which AIG's chief operating decision makers review the businesses to allocate resources and assess performance, changes were made during 2011 and 2012 to AIG's segment information. See Note 3 herein for additional information on AIG's segment changes.

    Additionally, certain other reclassifications have been made to prior period amounts in the Consolidated Statement of Operations, Consolidated Statement of Cash Flows and Consolidated Balance Sheet to conform to the current period presentation. See Note 4 herein for reclassifications to prior period amounts attributable to discontinued operations.

    On January 1, 2012, AIG adopted an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The adoption of this standard resulted in the inclusion of statements of comprehensive income in Note 24 herein. The standard did not have any effect on AIG's consolidated financial condition, results of operations or cash flows.